LONG-TERM DEBT - Debt Instrument Redemption (Details) - Senior Notes - ANGI 3.875% Senior Notes - ANGI Homeservices	Aug. 20, 2020
Period One
Debt Instrument [Line Items]
Redemption rate (as a percent)	101.938%
Period Two
Debt Instrument [Line Items]
Redemption rate (as a percent)	100.969%
Period Three
Debt Instrument [Line Items]
Redemption rate (as a percent)	100.00%